Financial Risk Management - Market Risk - Impact on Net Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity price risk
Financial Risk Management.
Financial asset investments	$ 16,855.0	$ 15,963.6
Equity price risk | Minimum
Financial Risk Management.
Sensitivity analysis, variation percentage	10.00%	10.00%
Equity price risk | Maximum
Financial Risk Management.
Sensitivity analysis, variation percentage	20.00%	20.00%
Equity price risk | 20% increase
Financial Risk Management.
Fair value of equity and equity-related holdings	$ 12,355.7	$ 11,707.2
Hypothetical $ change in net earnings	$ 1,648.7	$ 1,622.6
Hypothetical % change in fair value	19.40%	19.60%
Equity price risk | 10% increase
Financial Risk Management.
Fair value of equity and equity-related holdings	$ 11,344.2	$ 10,742.2
Hypothetical $ change in net earnings	$ 817.5	$ 805.4
Hypothetical % change in fair value	9.60%	9.70%
Equity price risk | No change
Financial Risk Management.
Fair value of equity and equity-related holdings	$ 10,349.4	$ 9,792.0
Equity price risk | 10% decrease
Financial Risk Management.
Fair value of equity and equity-related holdings	9,378.4	8,872.2
Hypothetical $ change in net earnings	$ (798.2)	$ (781.1)
Hypothetical % change in fair value	(9.40%)	(9.40%)
Equity price risk | 20% decrease
Financial Risk Management.
Fair value of equity and equity-related holdings	$ 8,431.8	$ 8,001.8
Hypothetical $ change in net earnings	$ (1,576.4)	$ (1,522.8)
Hypothetical % change in fair value	(18.50%)	(18.30%)
Equity price risk | Ten largest issuers
Financial Risk Management.
Financial asset investments	$ 7,418.2	$ 7,282.8
Risk exposure percentage	11.00%	11.20%
Equity price risk | Largest single issuer of corporate bonds | Eurobank
Financial Risk Management.
Financial asset investments	$ 2,374.8	$ 2,099.5
Risk exposure percentage	3.50%	3.20%
Interest rate risk
Financial Risk Management.
Sensitivity analysis, variation percentage	1.00%	1.00%
Incremental change in interest rate on investments	2.00%	2.00%